Fair Value Measurements - Schedule of Carrying Amounts and Fair Values of Financial Instruments (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Fair value through profit & loss [Member]
Financial Assets
Investments
Trade receivables
Others financial assets
Total financial assets
Financial Liabilities
Borrowings
Trade payables
Other financial liabilities
Total financial liabilities
Fair value through other comprehensive income [Member]
Financial Assets
Investments
Trade receivables
Others financial assets
Total financial assets
Financial Liabilities
Borrowings
Trade payables
Other financial liabilities
Total financial liabilities
Amortised cost [Member]
Financial Assets
Investments
Trade receivables	3,352,454	3,682,302
Others financial assets	5,860,417	4,222,957
Total financial assets	9,212,871	7,905,259
Financial Liabilities
Borrowings	1,074,642	2,497,985
Trade payables	6,470,875	8,430,154
Other financial liabilities	268,643	243,655
Total financial liabilities	$ 7,814,160	$ 11,171,794